Bank Borrowings - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 International Finance Corporation [Member]	Feb. 18, 2014 International Finance Corporation [Member] USD ($)	Feb. 18, 2014 International Finance Corporation [Member] CNY	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member]	Dec. 31, 2014 Line of Credit Entered into by Subsidiary [Member] USD ($)	Dec. 31, 2014 Line of Credit Entered into by Subsidiary [Member] CNY	Dec. 31, 2013 Line of Credit Entered into by Subsidiary [Member] CNY	Dec. 31, 2014 Short-term Bank Borrowings [Member] USD ($)	Dec. 31, 2014 Short-term Bank Borrowings [Member] CNY	Dec. 31, 2013 Short-term Bank Borrowings [Member] CNY	Dec. 31, 2014 Long-term Bank Borrowings [Member] USD ($)	Dec. 31, 2014 Long-term Bank Borrowings [Member] CNY	Dec. 31, 2013 Long-term Bank Borrowings [Member] CNY	Dec. 31, 2014 Short Term Bank Credit Lines [Member] USD ($)	Dec. 31, 2014 Short Term Bank Credit Lines [Member] CNY	Dec. 31, 2014 Long Term Bank Credit Lines [Member] USD ($)	Dec. 31, 2014 Long Term Bank Credit Lines [Member] CNY
Debt Instrument [Line Items]
Short term bank borrowing			72,500,000
Equity interest in equity method investment	100.00%	100.00%					48.00%
Property and equipment pledged as collateral	26,583,000	164,938,000	502,575,000
Accounts receivable used to secure bank borrowings	12,303,000	76,333,000	49,481,000
Net investment in direct financing leases	44,288,000	274,787,000	328,281,000					33,434,000	207,445,000	321,602,000
Restricted cash	80,935,000	502,168,000	422,140,000
Short-term bank borrowings, weighted average interest rate	1.96%	1.96%	4.64%
Long-term bank borrowings, weighted average interest rate	3.91%	3.91%	6.02%
Maximum borrowing capacity of credit line											87,657,000	543,877,000	436,472,000	58,016,000	359,963,000	649,776,000
Unutilized bank credit lines																	1,500,000	9,307,000	302,753,000	1,878,460,000
Principal amount of loan					20,000,000
Debt instrument, repayment term				Principal amount is repayable on October 15, 2018 and April 15, 2019 by two equal installments.
Debt instrument, conversion term				The loan gives IFC the right to convert the loan in whole or in part, at any time prior to the fifth anniversary of the date of the disbursement of the loan, into ADSs of the Company at the conversion price in effect at such time.
Conversion price per ADS					$ 6.90
Fair value of debt instrument					$ 14,149,000	87,792,000